Long-Term Borrowings - Summary of Repayment Schedule of the Long-term Loans (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Debt Disclosure [Abstract]
2022	¥ 57,875	$ 9,082
Total	¥ 57,875	$ 9,082	¥ 144,875